SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Director fees	$ 519,950	$ 504,619
Salaries	1,334,584	998,951
Share-based payments	889,386	768,228
Total	$ 2,743,920	$ 2,271,798